April 29, 2005



Securities & Exchange Commission
450 Fifth Street
Washington, DC 20549


RE:      GP STRATEGIES CORPORATION - AMENDMENT NO. 2 ON
         FORM 10-K/A FOR THE YEAR ENDED DECEMBER 31, 2004 -
         FILE NO. 1-7234

Gentlemen:

         On behalf of GP Strategies Corporation (the "Company") transmitted herewith is Amendment No. 2 to the Company's Annual Report on Form 10-K/A for the year ended December 31, 2004, with exhibit.

                                Very truly yours,



                                Andrea D. Kantor
                                Vice President and General Counsel

cc:      The New York Stock Exchange, Inc.